AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.0%
Information Technology – 12.3%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	711	$80,265
Cisco Systems, Inc.	11,929	477,160
F5, Inc.(a)	175	25,328
Juniper Networks, Inc.	930	24,292
Motorola Solutions, Inc.	482	107,953
Nokia Oyj	15,588	66,920
Telefonaktiebolaget LM Ericsson - Class B(b)	8,407	49,143

		831,061

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	1,720	115,171
Arrow Electronics, Inc.(a)	193	17,793
Azbil Corp.(b)	299	7,794
CDW Corp./DE	390	60,871
Cognex Corp.	500	20,725
Corning, Inc.	2,311	67,065
Halma PLC	1,093	24,584
Hamamatsu Photonics KK	449	19,245
Hexagon AB - Class B	5,606	52,355
Hirose Electric Co., Ltd.	89	11,672
Ibiden Co., Ltd.(b)	341	9,323
Keyence Corp.	624	206,270
Keysight Technologies, Inc.(a)	525	82,614
Kyocera Corp.	959	48,313
Murata Manufacturing Co., Ltd.	1,617	74,426
Omron Corp.	553	25,337
Shimadzu Corp.(b)	678	17,788
TDK Corp.	1,062	32,784
TE Connectivity Ltd.	928	102,414
Teledyne Technologies, Inc.(a)	135	45,558
Trimble, Inc.(a)	721	39,129
Venture Corp. Ltd.	462	5,250
Yaskawa Electric Corp.(b)	638	18,360
Yokogawa Electric Corp.	634	9,988
Zebra Technologies Corp. - Class A(a)	152	39,826

		1,154,655

IT Services – 2.2%
Accenture PLC - Class A	1,825	469,572
Adyen NV(a) (c)	63	78,571
Affirm Holdings, Inc.(a) (b)	554	10,393
Akamai Technologies, Inc.(a)	462	37,108
Amadeus IT Group SA(a)	1,298	60,179
Automatic Data Processing, Inc.	1,210	273,690
Bechtle AG	236	8,484
Black Knight, Inc.(a)	449	29,064
Block, Inc.(a)	1,495	82,210
Broadridge Financial Solutions, Inc.	338	48,780
Capgemini SE	472	75,567
CGI, Inc.(a)	625	47,051
Cognizant Technology Solutions Corp. - Class A	1,501	86,217

Company	Shares	U.S. $ Value

Computershare Ltd.	1,565	$24,962
Edenred	719	33,125
EPAM Systems, Inc.(a)	165	59,761
Fidelity National Information Services, Inc.	1,760	133,003
Fiserv, Inc.(a)	1,769	165,525
FleetCor Technologies, Inc.(a)	212	37,348
Fujitsu Ltd.	551	60,418
Gartner, Inc.(a)	232	64,192
Global Payments, Inc.	811	87,629
GMO Payment Gateway, Inc.(b)	164	11,242
GoDaddy, Inc. - Class A(a)	466	33,030
International Business Machines Corp.	2,591	307,837
Itochu Techno-Solutions Corp.	255	5,977
Jack Henry & Associates, Inc.	210	38,277
Mastercard, Inc. - Class A	2,502	711,419
MongoDB, Inc.(a)	196	38,918
NEC Corp.	709	22,702
Nexi SpA(a) (b) (c)	1,511	12,206
Nomura Research Institute Ltd.	954	23,300
NTT Data Corp.	1,722	22,243
Nuvei Corp.(a) (b) (c)	188	5,081
Obic Co., Ltd.	221	29,635
Okta, Inc.(a)	434	24,682
Otsuka Corp.	330	10,292
Paychex, Inc.	936	105,029
PayPal Holdings, Inc.(a)	3,169	272,756
SCSK Corp.	392	5,935
Shopify, Inc. - Class A(a)	3,289	88,549
Snowflake, Inc. - Class A(a)	642	109,114
SS&C Technologies Holdings, Inc.	661	31,563
TIS, Inc.	594	15,770
Twilio, Inc. - Class A(a)	495	34,224
VeriSign, Inc.(a)	284	49,331
Visa, Inc. - Class A(b)	4,741	842,239
Western Union Co. (The)	1,112	15,012
Wix.com Ltd.(a)	165	12,908
Worldline SA/France(a) (c)	688	27,194

		4,879,314

Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc.(a)	4,668	295,764
Advantest Corp.	577	26,646
Analog Devices, Inc.	1,498	208,731
Applied Materials, Inc.	2,506	205,317
ASM International NV	135	30,227
ASML Holding NV	1,171	485,121
Broadcom, Inc.	1,164	516,828
Disco Corp.	156	34,390
Enphase Energy, Inc.(a)	389	107,936
Entegris, Inc.	429	35,616
Infineon Technologies AG	3,761	82,306
Intel Corp.	11,779	303,545
KLA Corp.	430	130,131
Lam Research Corp.	400	146,400
Lasertec Corp.(b)	271	27,258

Company	Shares	U.S. $ Value

Marvell Technology, Inc.	2,448	$105,044
Microchip Technology, Inc.	1,597	97,465
Micron Technology, Inc.	3,217	161,172
Monolithic Power Systems, Inc.	128	46,515
NVIDIA Corp.	7,213	875,586
NXP Semiconductors NV	757	111,665
ON Semiconductor Corp.(a)	1,252	78,037
Qorvo, Inc.(a)	306	24,299
QUALCOMM, Inc.	3,227	364,586
Renesas Electronics Corp.(a) (b)	3,317	27,807
Rohm Co., Ltd.	279	18,285
Skyworks Solutions, Inc.	464	39,565
SolarEdge Technologies, Inc.(a)	160	37,034
STMicroelectronics NV	1,969	61,191
SUMCO Corp.	934	10,882
Teradyne, Inc.	462	34,719
Texas Instruments, Inc.	2,657	411,250
Tokyo Electron Ltd.(b)	430	105,950
Tower Semiconductor Ltd.(a)	314	13,707

		5,260,975

Software – 3.9%
Adobe, Inc.(a)	1,362	374,822
ANSYS, Inc.(a)	251	55,647
AppLovin Corp. - Class A(a)	344	6,705
Autodesk, Inc.(a)	627	117,124
Avalara, Inc.(a)	253	23,225
AVEVA Group PLC	347	11,972
Bentley Systems, Inc. - Class B	556	17,008
Bill.com Holdings, Inc.(a)	271	35,872
BlackBerry Ltd.(a)	1,579	7,441
Cadence Design Systems, Inc.(a)	795	129,927
Ceridian HCM Holding, Inc.(a)	396	22,128
Check Point Software Technologies Ltd.(a)	296	33,158
Citrix Systems, Inc.	365	37,923
Cloudflare, Inc. - Class A(a)	729	40,321
Coinbase Global, Inc. - Class A(a)	350	22,572
Constellation Software, Inc./Canada	58	80,705
Coupa Software, Inc.(a)	216	12,701
Crowdstrike Holdings, Inc. - Class A(a)	584	96,249
CyberArk Software Ltd.(a)	118	17,693
Dassault Systemes SE	1,920	66,288
Datadog, Inc. - Class A(a)	693	61,525
DocuSign, Inc.(a)	576	30,799
Dropbox, Inc. - Class A(a)	844	17,488
Fair Isaac Corp.(a)	75	30,901
Fortinet, Inc.(a)	1,965	96,540
Guidewire Software, Inc.(a)	229	14,102
HubSpot, Inc.(a)	131	35,386
Intuit, Inc.	772	299,011
Lightspeed Commerce, Inc.(a)	386	6,793
Microsoft Corp.	20,468	4,766,997
Nemetschek SE	166	7,879

Company	Shares	U.S. $ Value

Nice Ltd.(a)	183	$34,436
NortonLifeLock, Inc.	1,661	33,453
Open Text Corp.	779	20,589
Oracle Corp.	4,612	281,655
Oracle Corp.Japan	142	7,527
Palantir Technologies, Inc. - Class A(a)	4,766	38,748
Palo Alto Networks, Inc.(a)	846	138,566
Paycom Software, Inc.(a)	148	48,839
PTC, Inc.(a)	320	33,472
RingCentral, Inc. - Class A(a)	232	9,271
Roper Technologies, Inc.	306	110,050
Sage Group PLC (The)	2,934	22,611
Salesforce, Inc.(a)	2,863	411,814
SAP SE	3,008	245,137
ServiceNow, Inc.(a)	578	218,259
Splunk, Inc.(a)	464	34,893
Synopsys, Inc.(a)	441	134,730
Temenos AG (REG)	183	12,337
Trade Desk, Inc. (The) - Class A(a)	1,274	76,121
Trend Micro, Inc./Japan	389	20,953
Tyler Technologies, Inc.(a)	120	41,700
Unity Software, Inc.(a) (b)	554	17,650
VMware, Inc. - Class A	607	64,621
WiseTech Global Ltd.	423	13,820
Workday, Inc. - Class A(a)	574	87,374
Xero Ltd.(a)	388	17,955
Zendesk, Inc.(a)	348	26,483
Zoom Video Communications, Inc. - Class A(a)	653	48,054
Zscaler, Inc.(a)	244	40,106

		8,868,126

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	46,624	6,443,437
Brother Industries Ltd.	585	10,107
Canon, Inc.	2,811	61,400
Dell Technologies, Inc. - Class C	790	26,994
FUJIFILM Holdings Corp.	1,009	46,086
Hewlett Packard Enterprise Co.	3,745	44,865
HP, Inc.	3,034	75,607
Logitech International SA (REG)(b)	499	22,813
NetApp, Inc.	641	39,646
Ricoh Co., Ltd.(b)	1,572	11,511
Seagate Technology Holdings PLC	588	31,299
Seiko Epson Corp.(b)	792	10,814
Western Digital Corp.(a)	902	29,360

		6,853,939

		27,848,070

Health Care – 8.1%
Biotechnology – 1.1%
AbbVie, Inc.	5,091	683,263
Alnylam Pharmaceuticals, Inc.(a)	348	69,656
Amgen, Inc.	1,539	346,891

Company	Shares	U.S. $ Value

Argenx SE(a)	159	$57,423
Biogen, Inc.(a)	422	112,674
BioMarin Pharmaceutical, Inc.(a)	533	45,182
CSL Ltd.	1,388	252,432
Exact Sciences Corp.(a)	507	16,472
Genmab A/S(a)	190	61,124
Gilead Sciences, Inc.	3,613	222,886
Grifols SA(a) (b)	859	7,421
Horizon Therapeutics PLC(a)	629	38,929
Incyte Corp.(a)	543	36,185
Moderna, Inc.(a)	974	115,175
Neurocrine Biosciences, Inc.(a)	276	29,314
Regeneron Pharmaceuticals, Inc.(a)	312	214,927
Seagen, Inc.(a)	398	54,458
Swedish Orphan Biovitrum AB(a)	486	9,393
Vertex Pharmaceuticals, Inc.(a)	737	213,391

		2,587,196

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	5,044	488,057
ABIOMED, Inc.(a)	132	32,427
Alcon, Inc.	1,440	83,643
Align Technology, Inc.(a)	216	44,736
Asahi Intecc Co., Ltd.(b)	541	8,628
Avantor, Inc.(a)	1,758	34,457
Baxter International, Inc.	1,451	78,151
Becton Dickinson and Co.	822	183,166
BioMerieux	121	9,571
Boston Scientific Corp.(a)	4,118	159,490
Carl Zeiss Meditec AG	116	12,049
Cochlear Ltd.(b)	190	23,601
Coloplast A/S - Class B	343	34,857
Cooper Cos., Inc. (The)	142	37,474
Demant A/S(a)	265	6,551
DENTSPLY SIRONA, Inc.	620	17,577
Dexcom, Inc.(a)	1,131	91,091
DiaSorin SpA(b)	73	8,146
Edwards Lifesciences Corp.(a)	1,791	147,990
Fisher & Paykel Healthcare Corp., Ltd.	1,662	17,226
Getinge AB - Class B	658	11,253
GN Store Nord AS	375	6,569
Hologic, Inc.(a)	719	46,390
Hoya Corp.	1,048	100,984
IDEXX Laboratories, Inc.(a)	242	78,844
Insulet Corp.(a)	200	45,880
Intuitive Surgical, Inc.(a)	1,034	193,813
Koninklijke Philips NV(b)	2,546	39,200
Masimo Corp.(a)	152	21,456
Medtronic PLC	3,834	309,596
Novocure Ltd.(a) (b)	271	20,591
Olympus Corp.	3,480	66,947
ResMed, Inc.	422	92,123

Company	Shares	U.S. $ Value

Siemens Healthineers AG(c)	812	$34,831
Smith & Nephew PLC	2,512	28,995
Sonova Holding AG (REG)	155	34,109
STERIS PLC	289	48,055
Straumann Holding AG (REG)	322	29,450
Stryker Corp.	981	198,692
Sysmex Corp.	491	26,237
Teleflex, Inc.	136	27,399
Terumo Corp.	1,851	52,032
Zimmer Biomet Holdings, Inc.	604	63,148

		3,095,482

Health Care Providers & Services – 1.5%
AmerisourceBergen Corp.	453	61,305
Amplifon SpA	358	9,327
Cardinal Health, Inc.	785	52,344
Centene Corp.(a)	1,685	131,110
Cigna Corp.	914	253,608
CVS Health Corp.	3,778	360,308
DaVita, Inc.(a)	164	13,574
Elevance Health, Inc.	695	315,697
Fresenius Medical Care AG & Co. KGaA	591	16,650
Fresenius SE & Co. KGaA	1,206	25,706
HCA Healthcare, Inc.	681	125,161
Henry Schein, Inc.(a)	398	26,176
Humana, Inc.	365	177,094
Laboratory Corp. of America Holdings	267	54,684
McKesson Corp.	419	142,406
Molina Healthcare, Inc.(a)	170	56,073
Quest Diagnostics, Inc.	338	41,469
Ramsay Health Care Ltd.(b)	527	19,345
Sonic Healthcare Ltd.	1,313	25,610
UnitedHealth Group, Inc.	2,703	1,365,123
Universal Health Services, Inc. - Class B	194	17,107

		3,289,877

Health Care Technology – 0.0%
M3, Inc.	1,230	34,344
Teladoc Health, Inc.(a) (b)	464	11,762
Veeva Systems, Inc. - Class A(a)	404	66,612

		112,718

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	862	104,776
Bachem Holding AG (REG)	96	6,038
Bio-Rad Laboratories, Inc. - Class A(a)	65	27,114
Bio-Techne Corp.	113	32,092
Charles River Laboratories International, Inc.(a)	147	28,930
Danaher Corp.	1,990	513,997
Eurofins Scientific SE	388	23,033
Illumina, Inc.(a)	453	86,428
IQVIA Holdings, Inc.(a)	546	98,903
Lonza Group AG (REG)	215	104,682
Mettler-Toledo International, Inc.(a)	66	71,552
PerkinElmer, Inc.	364	43,800
QIAGEN NV(a)	655	27,277

Company	Shares	U.S. $ Value

Sartorius AG (Preference Shares)	71	$24,559
Sartorius Stedim Biotech	80	24,539
Thermo Fisher Scientific, Inc.	1,128	572,110
Waters Corp.(a)	174	46,898
West Pharmaceutical Services, Inc.	214	52,661

		1,889,389

Pharmaceuticals – 3.3%
Astellas Pharma, Inc.	5,285	70,012
AstraZeneca PLC	4,464	490,725
Bausch Health Cos., Inc.(a)	780	5,387
Bayer AG	2,830	130,391
Bristol-Myers Squibb Co.	6,133	435,995
Catalent, Inc.(a)	491	35,529
Chugai Pharmaceutical Co., Ltd.	1,883	47,043
Daiichi Sankyo Co., Ltd.	5,058	141,375
Eisai Co., Ltd.	745	39,976
Elanco Animal Health, Inc.(a)	1,229	15,252
Eli Lilly & Co.	2,327	752,435
GSK PLC	11,716	169,211
Hikma Pharmaceuticals PLC	477	7,190
Ipsen SA	109	10,088
Jazz Pharmaceuticals PLC(a)	180	23,992
Johnson & Johnson	7,580	1,238,269
Kyowa Kirin Co., Ltd.	705	16,209
Merck & Co., Inc.	7,285	627,384
Merck KGaA	373	60,382
Nippon Shinyaku Co., Ltd.	106	5,408
Novartis AG (REG)	6,232	475,108
Novo Nordisk A/S - Class B	4,769	475,077
Ono Pharmaceutical Co., Ltd.	994	23,219
Orion Oyj - Class B	307	12,927
Otsuka Holdings Co., Ltd.	1,078	34,135
Pfizer, Inc.	16,163	707,293
Recordati Industria Chimica e Farmaceutica SpA	301	11,016
Roche Holding AG (BR)(b)	77	30,079
Roche Holding AG (Genusschein)	2,024	658,878
Royalty Pharma PLC - Class A	1,003	40,301
Sanofi	3,280	249,760
Shionogi & Co., Ltd.	759	36,655
Takeda Pharmaceutical Co., Ltd.(b)	4,343	112,778
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	3,198	25,808
UCB SA	364	25,261
Viatris, Inc.	3,492	29,752
Zoetis, Inc.	1,356	201,081

		7,471,381

		18,446,043

Financials – 7.8%
Banks – 3.3%
ABN AMRO Bank NV(b) (c)	1,218	10,914
Australia & New Zealand Banking Group Ltd.	8,585	125,674
Banco Bilbao Vizcaya Argentaria SA(b)	19,207	86,160
Banco Santander SA	49,203	114,490
Bank Hapoalim BM	3,658	30,879

Company	Shares	U.S. $ Value

Bank Leumi Le-Israel BM	4,447	$37,981
Bank of America Corp.	20,888	630,818
Bank of Montreal(b)	1,935	169,595
Bank of Nova Scotia (The)	3,446	163,899
Barclays PLC	48,231	76,742
BNP Paribas SA	3,200	135,166
BOC Hong Kong Holdings Ltd.	10,031	33,360
CaixaBank SA	12,770	41,131
Canadian Imperial Bank of Commerce(b)	2,598	113,711
Chiba Bank Ltd. (The)(b)	1,514	8,199
Citigroup, Inc.	5,594	233,102
Citizens Financial Group, Inc.	1,427	49,032
Commerzbank AG(a)	3,066	21,827
Commonwealth Bank of Australia(b)	4,916	285,988
Concordia Financial Group Ltd.	3,121	9,686
Credit Agricole SA	3,486	28,299
Danske Bank A/S	1,986	24,719
DBS Group Holdings Ltd.	5,175	119,715
DNB Bank ASA	2,679	42,511
Erste Group Bank AG	990	21,703
Fifth Third Bancorp	1,976	63,153
FinecoBank Banca Fineco SpA	1,757	21,700
First Citizens BancShares, Inc./NC - Class A	35	27,910
First Republic Bank/CA	518	67,625
Hang Seng Bank Ltd.	1,305	19,826
HSBC Holdings PLC	57,899	299,793
Huntington Bancshares, Inc./OH	4,145	54,631
ING Groep NV	11,254	96,429
Intesa Sanpaolo SpA	47,576	78,644
Israel Discount Bank Ltd. - Class A	3,563	17,941
Japan Post Bank Co., Ltd.	1,118	7,815
JPMorgan Chase & Co.	8,461	884,174
KBC Group NV	721	34,214
KeyCorp	2,686	43,030
Lloyds Banking Group PLC	200,606	90,671
M&T Bank Corp.	517	91,157
Mediobanca Banca di Credito Finanziario SpA	1,743	13,638
Mitsubishi UFJ Financial Group, Inc.	34,387	155,777
Mizrahi Tefahot Bank Ltd.	443	15,509
Mizuho Financial Group, Inc.	6,854	74,192
National Australia Bank Ltd.	9,246	171,196
National Bank of Canada	969	60,735
Natwest Group PLC	15,418	38,402
Nordea Bank Abp	9,824	84,076
Oversea-Chinese Banking Corp., Ltd.	9,327	76,424
PNC Financial Services Group, Inc. (The)	1,192	178,109
Regions Financial Corp.	2,691	54,008
Resona Holdings, Inc.(b)	6,222	22,769
Royal Bank of Canada	4,084	367,703
Shizuoka Bank Ltd. (The)(a) (b) (d) (e)	1,194	7,223
Signature Bank/New York NY	182	27,482
Skandinaviska Enskilda Banken AB - Class A	4,688	44,680
Societe Generale SA	2,290	45,287
Standard Chartered PLC	7,266	45,446
Sumitomo Mitsui Financial Group, Inc.	3,733	103,484
Sumitomo Mitsui Trust Holdings, Inc.	917	26,079
SVB Financial Group(a)	170	57,083
Svenska Handelsbanken AB - Class A	4,201	34,486
Swedbank AB - Class A	2,608	34,232

Company	Shares	U.S. $ Value

Toronto-Dominion Bank (The)(b)	5,239	$321,315
Truist Financial Corp.	3,835	166,976
UniCredit SpA	5,977	60,512
United Overseas Bank Ltd.	2,692	48,759
US Bancorp	4,066	163,941
Webster Financial Corp.	513	23,188
Wells Fargo & Co.	10,919	439,162
Westpac Banking Corp.	10,085	133,424

		7,609,311

Capital Markets – 1.8%
3i Group PLC	2,803	33,657
Abrdn PLC	6,281	9,608
Ameriprise Financial, Inc.	317	79,868
Amundi SA(c)	176	7,327
ASX Ltd.(b)	558	25,681
Bank of New York Mellon Corp. (The)	2,211	85,168
BlackRock, Inc.	437	240,472
Blackstone, Inc.	2,019	168,990
Brookfield Asset Management, Inc. - Class A (Canada)	4,058	166,010
Carlyle Group, Inc. (The)	573	14,806
Cboe Global Markets, Inc.	306	35,915
Charles Schwab Corp. (The)	4,188	300,992
CME Group, Inc.	1,036	183,507
Credit Suisse Group AG (REG)	7,635	30,201
Daiwa Securities Group, Inc.(b)	3,763	14,769
Deutsche Bank AG (REG)	5,953	44,076
Deutsche Boerse AG	548	89,832
EQT AB(b)	858	16,578
Euronext NV(c)	247	15,632
FactSet Research Systems, Inc.	110	44,012
Franklin Resources, Inc.(b)	864	18,593
Futu Holdings Ltd. (ADR)(a) (b)	150	5,594
Goldman Sachs Group, Inc. (The)	990	290,119
Hargreaves Lansdown PLC	1,024	9,807
Hong Kong Exchanges & Clearing Ltd.	3,590	122,715
IGM Financial, Inc.(b)	241	6,005
Intercontinental Exchange, Inc.	1,608	145,283
Invesco Ltd.	983	13,467
Japan Exchange Group, Inc.	1,388	18,759
Julius Baer Group Ltd.(a)	637	27,798
KKR & Co., Inc.	1,622	69,746
London Stock Exchange Group PLC	950	80,226
LPL Financial Holdings, Inc.	231	50,469
Macquarie Group Ltd.	1,050	102,438
MarketAxess Holdings, Inc.	109	24,251
Moody’s Corp.	479	116,450
Morgan Stanley	3,780	298,658
MSCI, Inc.	234	98,699
Nasdaq, Inc.	996	56,453
Nomura Holdings, Inc.	8,321	27,566
Northern Trust Corp.	571	48,855
Onex Corp.(b)	210	9,632
Partners Group Holding AG	66	53,116
Raymond James Financial, Inc.	560	55,339
S&P Global, Inc.	1,000	305,350

Company	Shares	U.S. $ Value

SBI Holdings, Inc./Japan(b)	695	$12,472
Schroders PLC	2,082	8,949
SEI Investments Co.	336	16,481
Singapore Exchange Ltd.	1,635	10,726
St. James’s Place PLC	1,565	17,823
State Street Corp.	1,058	64,337
T. Rowe Price Group, Inc.	655	68,782
TMX Group Ltd.	161	14,809
Tradeweb Markets, Inc. - Class A	310	17,490
UBS Group AG (REG)	10,132	146,995

		4,041,353

Consumer Finance – 0.2%
Ally Financial, Inc.	930	25,882
American Express Co.	1,844	248,774
Capital One Financial Corp.	1,133	104,429
Discover Financial Services	810	73,645
Synchrony Financial	1,444	40,706

		493,436

Diversified Financial Services – 0.6%
Apollo Global Management, Inc.	1,158	53,847
Berkshire Hathaway, Inc. - Class B(a)	3,704	989,042
Equitable Holdings, Inc.	1,097	28,906
Eurazeo SE	126	6,575
EXOR NV(a) (d) (e)	313	20,086
Groupe Bruxelles Lambert NV	287	20,071
Industrivarden AB - Class A	375	7,554
Industrivarden AB - Class C	443	8,835
Investor AB - Class A	1,436	22,005
Investor AB - Class B	5,248	76,575
Kinnevik AB - Class B(a) (b)	698	9,148
L E Lundbergforetagen AB - Class B	219	7,906
M&G PLC	7,406	13,643
Mitsubishi HC Capital, Inc.(b)	1,823	7,836
ORIX Corp.	3,431	48,065
Sofina SA(b)	45	7,766
Wendel SE	77	5,511

		1,333,371

Insurance – 1.9%
Admiral Group PLC	518	11,004
Aegon NV	5,157	20,499
Aflac, Inc.	1,763	99,081
Ageas SA/NV	464	16,923
AIA Group Ltd.	34,637	288,384
Alleghany Corp.(a)	39	32,735
Allianz SE (REG)	1,177	185,418
Allstate Corp. (The)	792	98,628
American Financial Group, Inc./OH	208	25,569
American International Group, Inc.	2,282	108,349
Aon PLC - Class A	612	163,936
Arch Capital Group Ltd.(a)	1,082	49,274
Arthur J Gallagher & Co.	606	103,759
Assicurazioni Generali SpA(b)	3,199	43,680
Assurant, Inc.	156	22,662
Aviva PLC	8,149	34,950

Company	Shares	U.S. $ Value

AXA SA	5,384	$117,548
Baloise Holding AG (REG)	132	16,866
Brown & Brown, Inc.	691	41,792
Chubb Ltd.	1,228	223,349
Cincinnati Financial Corp.	439	39,321
Dai-ichi Life Holdings, Inc.	2,813	44,728
Erie Indemnity Co. - Class A	74	16,451
Everest Re Group Ltd.	114	29,918
Fairfax Financial Holdings Ltd.	67	30,600
Fidelity National Financial, Inc.	768	27,802
Gjensidige Forsikring ASA	576	9,884
Globe Life, Inc.	270	26,919
Great-West Lifeco, Inc.	805	17,378
Hannover Rueck SE	174	26,084
Hartford Financial Services Group, Inc. (The)	947	58,657
iA Financial Corp., Inc.	310	15,752
Insurance Australia Group Ltd.	7,101	21,007
Intact Financial Corp.	507	71,751
Japan Post Holdings Co., Ltd.	6,767	44,833
Japan Post Insurance Co., Ltd.	492	6,891
Legal & General Group PLC	17,198	41,051
Lincoln National Corp.	471	20,682
Loews Corp.	603	30,054
Manulife Financial Corp.	5,543	86,996
Markel Corp.(a)	40	43,369
Marsh & McLennan Cos., Inc.	1,446	215,873
Medibank Pvt Ltd.	7,933	17,732
MetLife, Inc.	1,991	121,013
MS&AD Insurance Group Holdings, Inc.	1,292	34,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	404	97,251
NN Group NV	804	31,271
Phoenix Group Holdings PLC	2,159	12,574
Poste Italiane SpA(c)	1,504	11,363
Power Corp. of Canada(b)	1,597	35,990
Principal Financial Group, Inc.	728	52,525
Progressive Corp. (The)	1,685	195,814
Prudential Financial, Inc.	1,080	92,642
Prudential PLC	7,919	77,508
QBE Insurance Group Ltd.	4,272	31,697
Sampo Oyj - Class A	1,379	58,872
Sompo Holdings, Inc.	891	35,650
Sun Life Financial, Inc.	1,688	67,124
Suncorp Group Ltd.	3,637	23,469
Swiss Life Holding AG (REG)	91	40,205
Swiss Re AG	869	64,092
T&D Holdings, Inc.	1,496	14,220
Tokio Marine Holdings, Inc.(b)	5,412	96,188
Travelers Cos., Inc. (The)	692	106,014
Tryg A/S	1,037	21,408
Willis Towers Watson PLC	322	64,703
WR Berkley Corp.	611	39,458
Zurich Insurance Group AG	434	173,014

		4,246,420

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,242	21,308

		17,745,199

Company	Shares	U.S. $ Value

Consumer Discretionary – 6.6%
Auto Components – 0.2%
Aisin Corp.(b)	343	$8,829
Aptiv PLC(a)	781	61,082
BorgWarner, Inc.	690	21,666
Bridgestone Corp.	1,668	53,945
Cie Generale des Etablissements Michelin SCA	1,954	43,781
Continental AG	317	14,066
Denso Corp.(b)	1,260	57,611
Koito Manufacturing Co., Ltd.	462	6,317
Lear Corp.	173	20,706
Magna International, Inc.(b)	807	38,283
Sumitomo Electric Industries Ltd.	2,019	20,496
Valeo	593	8,960

		355,742

Automobiles – 1.5%
Bayerische Motoren Werke AG	954	64,660
Bayerische Motoren Werke AG (Preference Shares)	171	11,104
Ferrari NV	363	67,223
Ford Motor Co.	11,375	127,400
General Motors Co.	3,990	128,039
Honda Motor Co., Ltd.	4,623	100,346
Isuzu Motors Ltd.	1,612	17,825
Lucid Group, Inc.(a) (b)	1,201	16,778
Mazda Motor Corp.	1,565	10,392
Mercedes-Benz Group AG	2,311	116,860
Nissan Motor Co., Ltd.	6,679	21,524
Porsche Automobil Holding SE (Preference Shares)	441	24,847
Renault SA(a)	554	14,989
Rivian Automotive, Inc. - Class A(a) (b)	900	29,619
Stellantis NV	6,339	74,879
Subaru Corp.	1,681	25,404
Suzuki Motor Corp.	1,081	33,652
Tesla, Inc.(a)	7,611	2,018,818
Toyota Motor Corp.	30,470	398,256
Volkswagen AG	85	13,852
Volkswagen AG (Preference Shares)	535	65,373
Volvo Car AB - Class B(a) (b)	1,716	7,446
Yamaha Motor Co., Ltd.	795	14,895

		3,404,181

Distributors – 0.1%
D’ieteren Group	72	10,145
Genuine Parts Co.	408	60,923
LKQ Corp.	774	36,494
Pool Corp.	116	36,912

		144,474

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	601	10,096

Hotels, Restaurants & Leisure – 1.0%
Accor SA(a)	490	10,258

Company	Shares	U.S. $ Value

Airbnb, Inc. - Class A(a)	1,082	$113,653
Aramark	667	20,810
Aristocrat Leisure Ltd.	1,736	36,606
Booking Holdings, Inc.(a)	118	193,899
Caesars Entertainment, Inc.(a)	618	19,937
Carnival Corp.(a)	2,830	19,895
Chipotle Mexican Grill, Inc.(a)	81	121,724
Compass Group PLC	5,138	102,310
Darden Restaurants, Inc.	360	45,475
Domino’s Pizza Enterprises Ltd.(b)	174	5,733
Domino’s Pizza, Inc.	104	32,261
Entain PLC	1,694	20,254
Evolution AB(c)	527	41,658
Expedia Group, Inc.(a)	437	40,943
Flutter Entertainment PLC(a)	481	53,021
Galaxy Entertainment Group Ltd.	5,343	31,406
Genting Singapore Ltd.(b)	16,869	9,167
Hilton Worldwide Holdings, Inc.	802	96,737
InterContinental Hotels Group PLC	530	25,526
La Francaise des Jeux SAEM(c)	302	8,958
Las Vegas Sands Corp.(a)	990	37,145
Lottery Corp. Ltd. (The)(a)	6,411	17,181
Marriott International, Inc./MD - Class A	802	112,392
McDonald’s Corp.	2,131	491,707
McDonald’s Holdings Co. Japan Ltd.	192	6,690
MGM Resorts International	982	29,185
Oriental Land Co., Ltd./Japan	581	78,800
Restaurant Brands International, Inc.	845	44,949
Royal Caribbean Cruises Ltd.(a)	661	25,052
Sands China Ltd.(a)	6,020	14,991
Sodexo SA	255	19,151
Starbucks Corp.	3,304	278,395
Vail Resorts, Inc.	117	25,230
Whitbread PLC	582	14,753
Wynn Resorts Ltd.(a) (b)	318	20,044
Yum! Brands, Inc.	822	87,411

		2,353,307

Household Durables – 0.3%
Barratt Developments PLC	2,945	11,130
Berkeley Group Holdings PLC	321	11,728
DR Horton, Inc.	964	64,925
Electrolux AB - Class B(b)	633	6,579
Garmin Ltd.	445	35,738
Iida Group Holdings Co., Ltd.(b)	411	5,563
Lennar Corp. - Class A	745	55,540
Mohawk Industries, Inc.(a)	147	13,405
Newell Brands, Inc.	1,131	15,710
NVR, Inc.(a)	9	35,884
Open House Group Co., Ltd.(b)	200	6,757
Panasonic Holdings Corp.(b)	6,271	44,035
Persimmon PLC	919	12,569
PulteGroup, Inc.	684	25,650
SEB SA	72	4,529
Sekisui Chemical Co., Ltd.	983	12,026

Company	Shares	U.S. $ Value

Sekisui House Ltd.	1,689	$27,974
Sharp Corp./Japan(b)	697	4,156
Sony Group Corp.	3,634	234,082
Taylor Wimpey PLC	10,265	9,995
Whirlpool Corp.	162	21,839

		659,814

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(a)	26,378	2,980,714
Chewy, Inc. - Class A(a)	268	8,233
Delivery Hero SE(a) (c)	470	17,168
DoorDash, Inc. - Class A(a)	555	27,445
eBay, Inc.	1,613	59,374
Etsy, Inc.(a)	366	36,648
Just Eat Takeaway.com NV(a) (b) (c)	526	8,159
MercadoLibre, Inc.(a)	131	108,439
Prosus NV(a)	2,389	124,291
Rakuten Group, Inc.(b)	2,413	10,326
Wayfair, Inc. - Class A(a) (b)	218	7,096
Zalando SE(a) (c)	641	12,521
ZOZO, Inc.	271	5,425

		3,405,839

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	579	37,732
BRP, Inc.(b)	110	6,776
Hasbro, Inc.	382	25,754
Shimano, Inc.	260	40,681
Yamaha Corp.	394	14,001

		124,944

Multiline Retail – 0.3%
Canadian Tire Corp., Ltd. - Class A(b)	162	17,246
Cie Financiere Richemont SA (REG)	1,504	141,971
Dollar General Corp.	654	156,868
Dollar Tree, Inc.(a)	647	88,057
Dollarama, Inc.(b)	799	45,869
Next PLC	376	19,956
Pan Pacific International Holdings Corp.	1,071	18,893
Target Corp.	1,336	198,249
Wesfarmers Ltd.	3,267	89,315

		776,424

Specialty Retail – 1.0%
Advance Auto Parts, Inc.	175	27,360
AutoZone, Inc.(a)	57	122,090
Bath & Body Works, Inc.	687	22,396
Best Buy Co., Inc.	583	36,927
Burlington Stores, Inc.(a)	191	21,371
CarMax, Inc.(a)	462	30,501
Chow Tai Fook Jewellery Group Ltd.	5,000	9,397
Dynatrace, Inc.(a)	578	20,120
Fast Retailing Co., Ltd.	219	116,058

Company	Shares	U.S. $ Value

H & M Hennes & Mauritz AB - Class B(b)	2,103	$19,443
Hikari Tsushin, Inc.	86	10,102
Home Depot, Inc. (The)	2,961	817,058
Industria de Diseno Textil SA	3,142	64,840
JD Sports Fashion PLC	7,429	8,184
Kingfisher PLC	5,809	14,140
Lowe’s Cos., Inc.	1,841	345,758
Nitori Holdings Co., Ltd.(b)	213	17,875
O’Reilly Automotive, Inc.(a)	190	133,637
Ross Stores, Inc.	1,012	85,281
TJX Cos., Inc. (The)	3,375	209,655
Tractor Supply Co.	323	60,039
Ulta Beauty, Inc.(a)	150	60,179
USS Co., Ltd.	553	8,541

		2,260,952

Textiles, Apparel & Luxury Goods – 0.6%
adidas AG	498	57,251
Burberry Group PLC	1,142	22,812
EssilorLuxottica SA	829	112,680
Gildan Activewear, Inc.	538	15,209
Hermes International	92	108,203
Kering SA	216	95,806
Lululemon Athletica, Inc.(a)	337	94,212
LVMH Moet Hennessy Louis Vuitton SE	800	471,660
Moncler SpA	591	24,127
NIKE, Inc. - Class B	3,655	303,804
Pandora A/S	261	12,206
Puma SE	304	14,063
Swatch Group AG (The)	84	18,866
Swatch Group AG (The) (REG)	152	6,368
VF Corp.	951	28,444

		1,385,711

		14,881,484

Industrials – 5.8%
Aerospace & Defense – 0.9%
Airbus SE	1,703	146,799
BAE Systems PLC	9,091	79,877
Boeing Co. (The)(a)	1,619	196,029
CAE, Inc.(a)	913	14,005
Dassault Aviation SA	72	8,192
Elbit Systems Ltd.	77	14,579
General Dynamics Corp.	680	144,276
HEICO Corp.	126	18,141
HEICO Corp. - Class A	211	24,185
Howmet Aerospace, Inc.	1,083	33,497
Huntington Ingalls Industries, Inc.	116	25,694
Kongsberg Gruppen ASA	257	7,799
L3Harris Technologies, Inc.	556	115,554
Lockheed Martin Corp.	690	266,540
MTU Aero Engines AG	154	23,016
Northrop Grumman Corp.	426	200,356
Raytheon Technologies Corp.	4,284	350,688
Rheinmetall AG	126	19,400
Rolls-Royce Holdings PLC(a)	24,104	18,460
Safran SA	985	89,625

Company	Shares	U.S. $ Value

Singapore Technologies Engineering Ltd.	3,908	$9,709
Textron, Inc.	620	36,121
Thales SA	308	33,940
TransDigm Group, Inc.	150	78,723

		1,955,205

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	367	35,346
Deutsche Post AG (REG)	2,855	86,049
DSV A/S	540	63,259
Expeditors International of Washington, Inc.	483	42,654
FedEx Corp.	710	105,414
Kuehne & Nagel International AG (REG)	157	31,970
Nippon Express Holdings, Inc.	241	12,250
SG Holdings Co., Ltd.	752	10,300
United Parcel Service, Inc. - Class B	2,116	341,818
Yamato Holdings Co., Ltd.(b)	796	11,954

		741,014

Airlines – 0.0%
Air Canada(a)	505	6,069
ANA Holdings, Inc.(a)	395	7,431
Delta Air Lines, Inc.(a)	461	12,935
Deutsche Lufthansa AG (REG)(a)	1,721	9,892
Japan Airlines Co., Ltd.(a)	358	6,411
Qantas Airways Ltd.(a)	2,662	8,543
Singapore Airlines Ltd.(a) (b)	2,936	10,377
Southwest Airlines Co.(a)	427	13,169

		74,827

Building Products – 0.4%
A O Smith Corp.	375	18,218
AGC, Inc.	522	16,251
Allegion PLC	253	22,689
Assa Abloy AB - Class B	2,887	54,091
Carlisle Cos., Inc.	149	41,781
Carrier Global Corp.	2,443	86,873
Cie de Saint-Gobain	1,434	51,274
Daikin Industries Ltd.	719	110,632
Fortune Brands Home & Security, Inc.	377	20,241
Geberit AG (REG)	104	44,594
Johnson Controls International PLC	2,004	98,637
Kingspan Group PLC	445	20,049
Lennox International, Inc.	94	20,931
Lixil Corp.(b)	772	11,327
Masco Corp.	680	31,749
Nibe Industrier AB - Class B	4,365	38,937
Otis Worldwide Corp.	1,218	77,708
Owens Corning	280	22,011
ROCKWOOL A/S - Class B	26	4,101
TOTO Ltd.	361	12,055
Xinyi Glass Holdings Ltd.	5,186	7,500

		811,649

Commercial Services & Supplies – 0.3%
Brambles Ltd.	4,135	30,249

Company	Shares	U.S. $ Value

Cintas Corp.	266	$103,259
Copart, Inc.(a)	616	65,542
Dai Nippon Printing Co., Ltd.	566	11,339
GFL Environmental, Inc.(b)	523	13,217
Rentokil Initial PLC	5,369	28,458
Republic Services, Inc.	637	86,658
Ritchie Bros Auctioneers, Inc.	319	19,932
Rollins, Inc.	638	22,126
Secom Co., Ltd.	570	32,501
Securitas AB - Class B(b)	894	6,206
TOPPAN, Inc.	736	10,964
Waste Connections, Inc.	741	100,131
Waste Management, Inc.	1,196	191,611

		722,193

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	665	14,942
Bouygues SA	661	17,291
Eiffage SA	240	19,246
Epiroc AB - Class A	1,898	27,152
Epiroc AB - Class B	1,123	14,160
Ferrovial SA	1,389	31,528
Kajima Corp.(b)	1,203	11,403
Obayashi Corp.	1,784	11,450
Quanta Services, Inc.	414	52,739
Shimizu Corp.(b)	1,517	7,417
Skanska AB - Class B	980	12,197
Taisei Corp.	500	13,867
Vinci SA	1,537	124,283
WSP Global, Inc.	358	39,424

		397,099

Electrical Equipment – 0.5%
ABB Ltd. (REG)	4,731	122,152
AMETEK, Inc.	665	75,418
Eaton Corp. PLC	1,150	153,364
Emerson Electric Co.	1,711	125,279
Fuji Electric Co., Ltd.	330	12,095
Generac Holdings, Inc.(a)	184	32,778
Legrand SA	771	49,852
Mitsubishi Electric Corp.	5,558	50,289
Nidec Corp.	1,283	71,817
Plug Power, Inc.(a) (b)	1,498	31,473
Prysmian SpA	734	21,025
Rockwell Automation, Inc.	335	72,062
Schneider Electric SE	1,563	176,542
Sensata Technologies Holding PLC	452	16,851
Siemens Energy AG(a)	1,255	13,818
Siemens Gamesa Renewable Energy SA(a) (b)	686	11,960
Vestas Wind Systems A/S	2,909	53,563

		1,090,338

Industrial Conglomerates – 0.5%
3M Co.	1,594	176,137
CK Hutchison Holdings Ltd.	7,047	38,802
DCC PLC	284	14,749
General Electric Co.	3,171	196,317

Company	Shares	U.S. $ Value

Hitachi Ltd.(b)	2,822	$120,093
Honeywell International, Inc.	1,961	327,428
Investment AB Latour - Class B(b)	426	7,049
Jardine Matheson Holdings Ltd.	640	32,357
Keppel Corp., Ltd.	3,974	19,122
Lifco AB - Class B	671	9,309
Melrose Industries PLC	12,595	14,083
Siemens AG (REG)	2,204	215,425
Smiths Group PLC	1,080	17,990
Toshiba Corp.	1,145	40,791

		1,229,652

Machinery – 1.1%
Alfa Laval AB	834	20,681
Alstom SA	915	14,801
Atlas Copco AB - Class A	7,737	71,910
Atlas Copco AB - Class B	4,496	37,267
Caterpillar, Inc.	1,537	252,191
CNH Industrial NV	2,947	32,984
Cummins, Inc.	407	82,829
Daifuku Co., Ltd.	302	14,205
Daimler Truck Holding AG(a)	1,303	29,458
Deere & Co.	837	279,466
Dover Corp.	416	48,497
FANUC Corp.	608	85,372
Fortive Corp.	981	57,192
GEA Group AG	434	14,046
Hitachi Construction Machinery Co., Ltd.	258	4,795
Hoshizaki Corp.	302	8,423
Husqvarna AB - Class B(b)	1,208	6,696
IDEX Corp.	219	43,767
Illinois Tool Works, Inc.	898	162,224
Indutrade AB	787	12,765
Ingersoll Rand, Inc.	1,169	50,571
KION Group AG	207	3,964
Knorr-Bremse AG	209	8,975
Komatsu Ltd.	2,600	47,342
Kone Oyj - Class B	979	37,719
Kubota Corp.	2,851	39,620
Kurita Water Industries Ltd.(b)	279	9,905
Makita Corp.(b)	595	11,546
MINEBEA MITSUMI, Inc.(b)	1,033	15,282
MISUMI Group, Inc.	730	15,719
Mitsubishi Heavy Industries Ltd.	955	31,763
NGK Insulators Ltd.(b)	596	7,418
Nordson Corp.	149	31,628
PACCAR, Inc.	1,002	83,857
Parker-Hannifin Corp.	370	89,655
Pentair PLC	476	19,340
Rational AG	15	7,265
Sandvik AB	3,071	41,862
Schindler Holding AG	118	18,314
Schindler Holding AG (REG)	68	10,246
SKF AB - Class B(b)	1,104	14,790
SMC Corp.	210	85,464
Snap-on, Inc.	154	31,008
Spirax-Sarco Engineering PLC	213	24,485
Stanley Black & Decker, Inc.	435	32,716

Company	Shares	U.S. $ Value

Techtronic Industries Co., Ltd.	3,244	$30,955
Toyota Industries Corp.	406	19,395
Trane Technologies PLC	674	97,602
VAT Group AG(a) (c)	78	15,828
Volvo AB - Class A	576	8,523
Volvo AB - Class B	4,347	61,514
Wartsila OYJ Abp(b)	1,363	8,707
Westinghouse Air Brake Technologies Corp.	500	40,675
Xylem, Inc./NY	519	45,340

		2,378,562

Marine – 0.0%
AP Moller - Maersk A/S - Class A	9	15,901
AP Moller - Maersk A/S - Class B	15	27,258
Mitsui OSK Lines Ltd.(b)	917	16,407
Nippon Yusen KK(b)	1,389	23,577
SITC International Holdings Co., Ltd.	3,000	5,502
ZIM Integrated Shipping Services Ltd.(b)	243	5,711

		94,356

Professional Services – 0.5%
Adecco Group AG (REG)(a)	465	12,834
Booz Allen Hamilton Holding Corp.	381	35,185
Bureau Veritas SA	847	18,954
Clarivate PLC(a)	871	8,179
CoStar Group, Inc.(a)	1,142	79,540
Equifax, Inc.	353	60,515
Experian PLC	2,652	77,631
Intertek Group PLC	465	19,079
Jacobs Solutions, Inc.	369	40,033
Leidos Holdings, Inc.	374	32,714
Nihon M&A Center Holdings, Inc.	797	9,115
Persol Holdings Co., Ltd.	481	8,898
Randstad NV(b)	344	14,847
Recruit Holdings Co., Ltd.	4,086	117,700
RELX PLC (London)	5,545	135,496
Robert Half International, Inc.	319	24,404
SGS SA (REG)	19	40,655
Teleperformance	170	43,126
Thomson Reuters Corp.	491	50,403
TransUnion	554	32,957
Verisk Analytics, Inc.	455	77,591
Wolters Kluwer NV	756	73,614

		1,013,470

Road & Rail – 0.7%
AMERCO	29	14,767
Aurizon Holdings Ltd.	5,302	11,726
Canadian National Railway Co.	1,693	182,837
Canadian Pacific Railway Ltd.	2,679	178,833
Central Japan Railway Co.	407	47,778
CSX Corp.	6,263	166,846
East Japan Railway Co.	893	45,797
Grab Holdings Ltd. - Class A(a) (b)	3,203	8,424
Hankyu Hanshin Holdings, Inc.	638	19,201
JB Hunt Transport Services, Inc.	242	37,854

Company	Shares	U.S. $ Value

Keio Corp.(b)	316	$11,515
Keisei Electric Railway Co., Ltd.(b)	351	9,562
Kintetsu Group Holdings Co., Ltd.(b)	428	14,250
Knight-Swift Transportation Holdings, Inc.	448	21,921
Lyft, Inc. - Class A(a)	879	11,576
MTR Corp., Ltd.	3,764	17,265
Norfolk Southern Corp.	687	144,030
Odakyu Electric Railway Co., Ltd.	826	10,643
Old Dominion Freight Line, Inc.	278	69,158
TFI International, Inc.(b)	237	21,448
Tobu Railway Co., Ltd.(b)	482	11,362
Tokyu Corp.(b)	1,453	16,571
Uber Technologies, Inc.(a)	4,242	112,413
Union Pacific Corp.	1,811	352,819
West Japan Railway Co.(b)	648	24,769

		1,563,365

Trading Companies & Distributors – 0.3%
AerCap Holdings NV(a)	389	16,466
Ashtead Group PLC	1,276	57,305
Brenntag SE	445	26,901
Bunzl PLC	972	29,697
Fastenal Co.	1,658	76,334
Ferguson PLC	618	64,105
ITOCHU Corp.	3,401	82,093
Marubeni Corp.	4,408	38,462
Mitsubishi Corp.(b)	3,611	98,762
Mitsui & Co., Ltd.	3,931	83,651
MonotaRO Co., Ltd.(b)	632	9,698
Reece Ltd.(b)	651	5,850
Sumitomo Corp.	3,189	39,398
Toromont Industries Ltd.(b)	238	16,568
Toyota Tsusho Corp.	592	18,337
United Rentals, Inc.(a)	207	55,915
WW Grainger, Inc.	133	65,062

		784,604

Transportation Infrastructure – 0.1%
Aena SME SA(a) (b) (c)	216	22,416
Aeroports de Paris(a)	86	9,938
Atlantia SpA	1,427	31,488
Auckland International Airport Ltd.(a)	3,605	14,450
Getlink SE	1,267	19,648
Transurban Group	8,845	69,853

		167,793

		13,024,127

Consumer Staples – 4.5%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	2,502	113,332
Asahi Group Holdings Ltd.	1,264	39,407
Brown-Forman Corp. - Class B	893	59,447
Budweiser Brewing Co. APAC Ltd.(c)	4,137	10,773
Carlsberg AS - Class B	281	32,859

Company	Shares	U.S. $ Value

Coca-Cola Co. (The)	11,863	$664,565
Coca-Cola Europacific Partners PLC	592	25,231
Coca-Cola HBC AG(a)	580	12,119
Constellation Brands, Inc. - Class A	469	107,720
Davide Campari-Milano NV	1,505	13,316
Diageo PLC	6,588	277,312
Heineken Holding NV	291	19,921
Heineken NV	747	65,236
Ito En Ltd.	176	7,119
Keurig Dr Pepper, Inc.	2,247	80,488
Kirin Holdings Co., Ltd.	2,328	35,865
Molson Coors Beverage Co. - Class B	520	24,955
Monster Beverage Corp.(a)	1,145	99,569
PepsiCo, Inc.	3,983	650,265
Pernod Ricard SA	604	110,806
Remy Cointreau SA	67	11,119
Suntory Beverage & Food Ltd.	338	12,029
Treasury Wine Estates Ltd.	2,079	16,728

		2,490,181

Food & Staples Retailing – 0.9%
Aeon Co., Ltd.	1,825	34,079
Alimentation Couche-Tard, Inc.	2,387	96,095
Carrefour SA	1,739	24,118
Coles Group Ltd.	3,849	40,578
Costco Wholesale Corp.	1,277	603,089
Empire Co., Ltd. - Class A	474	11,790
Endeavour Group Ltd./Australia(b)	3,869	17,388
George Weston Ltd.	211	22,092
HelloFresh SE(a)	476	9,964
J Sainsbury PLC	5,052	9,784
Jeronimo Martins SGPS SA	815	15,178
Kesko Oyj - Class B	786	14,664
Kobe Bussan Co., Ltd.(b)	396	9,527
Koninklijke Ahold Delhaize NV(b)	3,012	76,720
Kroger Co. (The)	1,992	87,150
Loblaw Cos., Ltd.(b)	480	38,008
Metro, Inc./CN	691	34,601
Ocado Group PLC(a)	1,662	8,625
Seven & i Holdings Co., Ltd.	2,212	88,856
Sysco Corp.	1,468	103,802
Tesco PLC	21,745	49,906
Walgreens Boots Alliance, Inc.	2,115	66,411
Walmart, Inc.	4,362	565,752
Welcia Holdings Co., Ltd.	240	5,065
Woolworths Group Ltd.(b)	3,496	75,970

		2,109,212

Food Products – 1.0%
Ajinomoto Co., Inc.	1,258	34,383
Archer-Daniels-Midland Co.	1,621	130,409
Associated British Foods PLC	1,026	14,336
Barry Callebaut AG (REG)	11	20,735
Bunge Ltd.	437	36,083
Campbell Soup Co.	608	28,649
Chocoladefabriken Lindt & Spruengli AG	4	38,657
Chocoladefabriken Lindt & Spruengli AG (REG)	1	99,586

Company	Shares	U.S. $ Value

Conagra Brands, Inc.	1,382	$45,095
Danone SA	1,849	87,430
General Mills, Inc.	1,735	132,918
Hershey Co. (The)	421	92,818
Hormel Foods Corp.	863	39,215
JDE Peet’s NV	289	8,450
JM Smucker Co. (The)	313	43,009
Kellogg Co.	730	50,852
Kerry Group PLC - Class A	459	40,912
Kikkoman Corp.	395	22,393
Kraft Heinz Co. (The)	2,115	70,535
McCormick & Co., Inc./MD	721	51,386
MEIJI Holdings Co., Ltd.	320	14,205
Mondelez International, Inc. - Class A	3,987	218,607
Mowi ASA	1,191	15,149
Nestle SA (REG)	8,109	877,048
Nisshin Seifun Group, Inc.(b)	562	5,676
Nissin Foods Holdings Co., Ltd.	164	11,400
Orkla ASA	2,163	15,724
Salmar ASA	170	5,730
Saputo, Inc.(b)	720	17,164
Tyson Foods, Inc. - Class A	840	55,381
WH Group Ltd.(c)	23,359	14,691
Wilmar International Ltd.	5,113	13,603
Yakult Honsha Co., Ltd.	342	19,858

		2,372,087

Household Products – 0.7%
Church & Dwight Co., Inc.	700	50,008
Clorox Co. (The)	355	45,578
Colgate-Palmolive Co.	2,293	161,083
Essity AB - Class B	1,754	34,653
Henkel AG & Co. KGaA	299	16,945
Henkel AG & Co. KGaA (Preference Shares)	513	30,466
Kimberly-Clark Corp.	971	109,276
Procter & Gamble Co., (The)	6,912	872,640
Reckitt Benckiser Group PLC	2,060	136,540
Unicharm Corp.	1,094	35,889

		1,493,078

Personal Products – 0.4%
Beiersdorf AG	291	28,594
Estee Lauder Cos., Inc. (The) - Class A	668	144,221
Haleon PLC(a)	14,630	45,616
Kao Corp.	1,393	56,682
Kobayashi Pharmaceutical Co., Ltd.	138	8,087
Kose Corp.	96	9,898
L’Oreal SA	696	222,540
Shiseido Co., Ltd.	1,163	40,760
Unilever PLC	7,351	323,002

		879,400

Tobacco – 0.4%
Altria Group, Inc.	5,216	210,622
British American Tobacco PLC	6,205	222,496
Imperial Brands PLC	2,600	53,463
Japan Tobacco, Inc.	3,390	55,707
Philip Morris International, Inc.	4,466	370,723

Company	Shares	U.S. $ Value

Swedish Match AB	4,392	$43,445

		956,456

		10,300,414

Communication Services – 4.1%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	20,622	316,341
BCE, Inc.(b)	210	8,805
Bezeq The Israeli Telecommunication Corp., Ltd.	5,974	9,766
BT Group PLC	20,017	26,909
Cable One, Inc.	16	13,649
Cellnex Telecom SA(c)	1,565	48,275
Charter Communications, Inc. - Class A(a)	339	102,836
Comcast Corp. - Class A	12,878	377,712
Deutsche Telekom AG (REG)	9,336	158,914
Elisa Oyj	410	18,577
HKT Trust & HKT Ltd.	10,744	12,583
Infrastrutture Wireless Italiane SpA(c)	968	8,445
Koninklijke KPN NV(b)	9,515	25,751
Liberty Global PLC - Class A(a)	454	7,078
Liberty Global PLC - Class C(a)	866	14,289
Lumen Technologies, Inc.	2,678	19,496
Nippon Telegraph & Telephone Corp.	3,367	90,816
Orange SA	5,747	51,979
Proximus SADP	438	4,541
Quebecor, Inc. - Class B	462	8,519
Shaw Communications, Inc. - Class B	1,373	33,387
Singapore Telecommunications Ltd.	23,333	43,055
Sirius XM Holdings, Inc.(b)	2,267	12,945
Spark New Zealand Ltd.	5,391	15,083
Swisscom AG (REG)	75	35,118
Telecom Italia SpA/Milano(a) (b)	28,703	5,309
Telefonica Deutschland Holding AG	2,999	6,063
Telefonica SA	15,093	49,896
Telenor ASA	2,015	18,441
Telia Co. AB	7,657	22,053
Telstra Corp., Ltd.(b)	11,698	28,885
TELUS Corp.	1,339	26,589
United Internet AG (REG)	279	5,216
Verizon Communications, Inc.	12,098	459,361
Washington H Soul Pattinson & Co., Ltd.(b)	623	10,710

		2,097,392

Entertainment – 0.7%
Activision Blizzard, Inc.	2,253	167,488
AMC Entertainment Holdings, Inc.(a)	1,467	3,976
AMC Entertainment Holdings, Inc. - Class A(a) (b)	1,488	10,371
Bollore SE	2,547	11,686
Capcom Co., Ltd.(b)	468	11,783
Electronic Arts, Inc.	807	93,378
Embracer Group AB(a) (b)	1,930	11,439
Koei Tecmo Holdings Co., Ltd.(b)	246	4,049
Konami Group Corp.(b)	230	10,649

Company	Shares	U.S. $ Value

Liberty Media Corp-Liberty Formula One - Class C(a)	563	$32,936
Live Nation Entertainment, Inc.(a)	493	37,488
Netflix, Inc.(a)	1,280	301,363
Nexon Co., Ltd.(b)	1,340	23,675
Nintendo Co., Ltd.(b)	3,260	131,490
ROBLOX Corp. - Class A(a) (b)	1,015	36,378
Roku, Inc.(a) (b)	345	19,458
Sea Ltd. (ADR)(a) (b)	944	52,911
Square Enix Holdings Co., Ltd.	218	9,396
Take-Two Interactive Software, Inc.(a)	467	50,903
Toho Co., Ltd./Tokyo	296	10,763
Ubisoft Entertainment SA(a)	270	7,420
Universal Music Group NV(b)	2,089	39,127
Walt Disney Co. (The)(a)	5,247	494,950
Warner Bros Discovery, Inc.(a)	6,641	76,371

		1,649,448

Interactive Media & Services – 2.0%
Adevinta ASA(a)	839	4,999
Alphabet, Inc. - Class A(a)	17,328	1,657,423
Alphabet, Inc. - Class C(a)	16,249	1,562,341
Auto Trader Group PLC(c)	2,716	15,403
IAC, Inc.(a)	230	12,737
Kakaku.com, Inc.	296	5,016
Match Group, Inc.(a)	823	39,298
Meta Platforms, Inc. - Class A(a)	6,607	896,438
Pinterest, Inc. - Class A(a)	1,655	38,561
REA Group Ltd.(b)	152	11,064
Scout24 SE(c)	231	11,575
SEEK Ltd.	968	11,765
Snap, Inc. - Class A(a)	3,184	31,267
Twitter, Inc.(a)	1,871	82,025
Z Holdings Corp.(b)	7,635	20,238
ZoomInfo Technologies, Inc.(a)	755	31,453

		4,431,603

Media – 0.2%
CyberAgent, Inc.	1,204	10,138
Dentsu Group, Inc.	626	17,796
DISH Network Corp. - Class A(a)	713	9,861
Fox Corp. - Class A	898	27,551
Fox Corp. - Class B	423	12,055
Hakuhodo DY Holdings, Inc.(b)	581	4,091
Informa PLC	4,221	24,127
Interpublic Group of Cos., Inc. (The)	1,134	29,030
Liberty Broadband Corp. - Class C(a)	377	27,823
Liberty Media Corp.-Liberty SiriusXM - Class A(a)	214	8,147
Liberty Media Corp.-Liberty SiriusXM - Class C(a)	476	17,950
News Corp. - Class A	1,119	16,908
Omnicom Group, Inc.	593	37,412
Paramount Global - Class B	1,752	33,358

Company	Shares	U.S. $ Value

Pearson PLC	1,930	$18,431
Publicis Groupe SA	657	31,130
Vivendi SE	2,075	16,095
WPP PLC	3,145	25,962

		367,865

Wireless Telecommunication Services – 0.3%
KDDI Corp.(b)	4,668	136,475
Rogers Communications, Inc. - Class B	1,021	39,329
SoftBank Corp.(b)	8,187	81,755
SoftBank Group Corp.(b)	3,462	117,331
T-Mobile US, Inc.(a)	1,806	242,311
Tele2 AB - Class B(b)	1,635	14,109
Vodafone Group PLC	76,959	86,133

		717,443

		9,263,751

Energy – 3.0%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	2,836	59,442
Halliburton Co.	2,598	63,963
Schlumberger NV	4,072	146,185
Tenaris SA	1,360	17,597

		287,187

Oil, Gas & Consumable Fuels – 2.9%
Aker BP ASA	902	25,891
Ampol Ltd.	686	12,689
APA Corp.	974	33,301
ARC Resources Ltd.(b)	1,962	23,564
BP PLC	55,657	265,951
Cameco Corp.(b)	1,147	30,441
Canadian Natural Resources Ltd.	3,325	154,774
Cenovus Energy, Inc.	3,995	61,370
Cheniere Energy, Inc.	659	109,335
Chevron Corp.	5,377	772,514
ConocoPhillips	3,726	381,319
Coterra Energy, Inc.	2,321	60,625
Devon Energy Corp.	1,806	108,595
Diamondback Energy, Inc.	487	58,664
Enbridge, Inc.	5,837	216,434
ENEOS Holdings, Inc.	8,837	28,501
Eni SpA	7,270	77,271
EOG Resources, Inc.	1,688	188,600
EQT Corp.	958	39,038
Equinor ASA	2,815	92,835
Exxon Mobil Corp.	12,135	1,059,507
Galp Energia SGPS SA(b)	1,443	13,884
Hess Corp.	807	87,955
Idemitsu Kosan Co., Ltd.(b)	524	11,388
Imperial Oil Ltd.(b)	675	29,226
Inpex Corp.	2,918	27,216
Keyera Corp.(b)	636	13,094
Kinder Morgan, Inc.	5,878	97,810
Marathon Oil Corp.	2,038	46,018
Marathon Petroleum Corp.	1,559	154,855

Company	Shares	U.S. $ Value

Neste Oyj	1,219	$53,136
Occidental Petroleum Corp.	2,700	165,915
OMV AG	424	15,346
ONEOK, Inc.	1,287	65,946
Parkland Corp.(b)	448	9,600
Pembina Pipeline Corp.(b)	1,584	48,116
Phillips 66	1,386	111,878
Pioneer Natural Resources Co.	663	143,559
Repsol SA(a)	4,179	48,018
Santos Ltd.	9,268	42,814
Shell PLC	21,427	531,559
Suncor Energy, Inc.	4,137	116,501
Targa Resources Corp.	624	37,652
TC Energy Corp.(b)	2,825	113,789
Texas Pacific Land Corp.	18	31,990
TotalEnergies SE(a)	7,142	335,064
Tourmaline Oil Corp.	917	47,657
Valero Energy Corp.	1,176	125,656
Williams Cos., Inc. (The)	3,508	100,434
Woodside Energy Group Ltd.	5,469	111,740

		6,539,035

		6,826,222

Materials – 2.4%
Chemicals – 1.3%
Air Liquide SA	1,507	172,249
Air Products and Chemicals, Inc.	639	148,715
Akzo Nobel NV	523	29,638
Albemarle Corp.	338	89,381
Arkema SA	171	12,462
Asahi Kasei Corp.	3,575	23,693
BASF SE	2,646	101,549
Celanese Corp.	312	28,186
CF Industries Holdings, Inc.	601	57,846
Chr Hansen Holding A/S	304	14,975
Clariant AG (REG)(a)	621	9,920
Corteva, Inc.	2,085	119,158
Covestro AG(c)	556	15,897
Croda International PLC	402	28,713
Dow, Inc.	2,097	92,121
DuPont de Nemours, Inc.	1,465	73,836
Eastman Chemical Co.	371	26,360
Ecolab, Inc.	741	107,015
EMS-Chemie Holding AG (REG)	21	13,256
Evonik Industries AG	604	10,116
FMC Corp.	363	38,369
Givaudan SA (REG)	27	81,567
ICL Group Ltd.	2,039	16,342
IMCD NV	164	19,444
International Flavors & Fragrances, Inc.	734	66,669
Johnson Matthey PLC	529	10,680
JSR Corp.(b)	512	9,709
Koninklijke DSM NV	504	57,350
Linde PLC	1,449	390,636
LyondellBasell Industries NV - Class A	755	56,836
Mitsubishi Chemical Group Corp.	3,605	16,514
Mitsui Chemicals, Inc.	440	8,576

Company	Shares	U.S. $ Value

Mosaic Co. (The)	1,043	$50,408
Nippon Paint Holdings Co., Ltd.(b)	2,322	15,685
Nippon Sanso Holdings Corp.	450	7,113
Nissan Chemical Corp.	397	17,735
Nitto Denko Corp.	414	22,416
Novozymes A/S - Class B	589	29,599
Nutrien Ltd.(b)	1,588	132,434
OCI NV	303	11,093
Orica Ltd.	1,294	11,017
PPG Industries, Inc.	681	75,380
RPM International, Inc.	373	31,075
Sherwin-Williams Co. (The)	712	145,782
Shin-Etsu Chemical Co., Ltd.	1,129	111,722
Sika AG (REG)	421	84,618
Solvay SA	214	16,568
Sumitomo Chemical Co., Ltd.(b)	4,272	14,694
Symrise AG	383	37,347
Toray Industries, Inc.	3,953	19,456
Tosoh Corp.	716	7,980
Umicore SA	603	17,702
Westlake Corp.	111	9,644
Yara International ASA	477	16,740

		2,833,986

Construction Materials – 0.1%
CRH PLC	2,198	70,670
HeidelbergCement AG	417	16,473
Holcim AG(a)	1,597	65,446
James Hardie Industries PLC	1,282	25,182
Martin Marietta Materials, Inc.	180	57,976
Vulcan Materials Co.	383	60,403

		296,150

Containers & Packaging – 0.1%
Amcor PLC	4,328	46,439
Avery Dennison Corp.	236	38,397
Ball Corp.	921	44,503
CCL Industries, Inc. - Class B(b)	432	20,941
Crown Holdings, Inc.	354	28,685
International Paper Co.	1,014	32,144
Packaging Corp. of America	270	30,318
Sealed Air Corp.	421	18,739
SIG Group AG(a)	880	17,867
Smurfit Kappa Group PLC	712	20,363
Westrock Co.	734	22,673

		321,069

Metals & Mining – 0.8%
Agnico Eagle Mines Ltd.	1,313	55,472
Alcoa Corp.	531	17,873
Anglo American PLC	3,660	109,895
Antofagasta PLC	1,135	13,908
ArcelorMittal SA	1,517	30,186
Barrick Gold Corp.	5,125	79,434
BHP Group Ltd.	14,582	362,481
BlueScope Steel Ltd.	1,381	13,412
Boliden AB(a)	788	24,346

Company	Shares	U.S. $ Value

Cleveland-Cliffs, Inc.(a)	1,511	$20,353
Evolution Mining Ltd.	5,280	6,888
First Quantum Minerals Ltd.	1,693	28,741
Fortescue Metals Group Ltd.(b)	4,878	52,367
Franco-Nevada Corp.	551	65,816
Freeport-McMoRan, Inc.	4,175	114,103
Glencore PLC	28,233	148,365
Hitachi Metals Ltd.(a)	610	9,177
Ivanhoe Mines Ltd. - Class A(a) (b)	1,744	11,224
JFE Holdings, Inc.(b)	1,378	12,795
Kinross Gold Corp.(b)	3,742	14,087
Lundin Mining Corp.	1,907	9,636
Mineral Resources Ltd.	491	20,609
Newcrest Mining Ltd.	2,572	28,238
Newmont Corp.	2,286	96,081
Nippon Steel Corp.	2,295	31,851
Norsk Hydro ASA	3,874	20,788
Northern Star Resources Ltd.(b)	3,356	16,804
Nucor Corp.	767	82,061
Pan American Silver Corp.	606	9,634
Rio Tinto Ltd.	1,069	64,666
Rio Tinto PLC	3,239	175,249
South32 Ltd.	13,378	31,758
Steel Dynamics, Inc.	544	38,597
Sumitomo Metal Mining Co., Ltd.	672	19,257
Teck Resources Ltd. - Class B	1,378	41,908
voestalpine AG	334	5,658
Wheaton Precious Metals Corp.	1,300	42,096

		1,925,814

Paper & Forest Products – 0.1%
Holmen AB - Class B	270	10,246
Mondi PLC	1,398	21,477
Oji Holdings Corp.(b)	2,281	8,464
Stora Enso Oyj - Class R	1,587	20,160
Svenska Cellulosa AB SCA - Class B	1,745	22,141
UPM-Kymmene Oyj	1,537	48,776
West Fraser Timber Co., Ltd.	177	12,805

		144,069

		5,521,088

Utilities – 1.8%
Electric Utilities – 1.1%
Acciona SA	71	12,479
Alliant Energy Corp.	723	38,312
American Electric Power Co., Inc.	1,480	127,946
Chubu Electric Power Co., Inc.(b)	1,839	16,539
CK Infrastructure Holdings Ltd.	903	4,606
CLP Holdings Ltd.	4,629	34,985
Constellation Energy Corp.	941	78,282
Duke Energy Corp.	2,218	206,318
Edison International	1,098	62,125
EDP - Energias de Portugal SA	7,996	34,703
Electricite de France SA	1,614	18,718
Elia Group SA/NV	95	11,179
Emera, Inc.	760	30,750
Endesa SA	914	13,728

Company	Shares	U.S. $ Value

Enel SpA	23,429	$96,087
Entergy Corp.	586	58,969
Evergy, Inc.	661	39,263
Eversource Energy	994	77,492
Exelon Corp.	2,824	105,787
FirstEnergy Corp.	1,562	57,794
Fortis, Inc./Canada(b)	1,374	52,201
Fortum Oyj	1,279	17,186
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	7,615	5,335
Hydro One Ltd.(c)	948	23,183
Iberdrola SA(b)	17,153	159,938
Kansai Electric Power Co., Inc. (The)(b)	1,971	16,490
Mercury NZ Ltd.	1,990	6,335
NextEra Energy, Inc.	5,659	443,722
NRG Energy, Inc.	684	26,177
Origin Energy Ltd.(b)	5,073	16,832
Orsted AS(c)	545	43,437
PG&E Corp.(a)	4,293	53,662
Power Assets Holdings Ltd.	3,858	19,339
PPL Corp.	2,120	53,742
Red Electrica Corp. SA	1,168	17,924
Southern Co. (The)	3,061	208,148
SSE PLC	3,075	51,924
Terna - Rete Elettrica Nazionale(b)	4,053	24,685
Tokyo Electric Power Co. Holdings, Inc.(a)	4,384	14,014
Verbund AG	196	16,734
Xcel Energy, Inc.	1,569	100,416

		2,497,486

Gas Utilities – 0.1%
AltaGas Ltd.(b)	808	15,471
APA Group	3,398	20,908
Atmos Energy Corp.	401	40,842
Enagas SA(b)	716	11,083
Hong Kong & China Gas Co., Ltd.	31,787	28,000
Naturgy Energy Group SA(b)	419	9,693
Osaka Gas Co., Ltd.	1,040	15,679
Snam SpA	5,808	23,475
Tokyo Gas Co., Ltd.	1,050	17,725
UGI Corp.	605	19,560

		202,436

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,923	43,460
Brookfield Renewable Corp. - Class A(b)	372	12,156
EDP Renovaveis SA	830	17,073
Meridian Energy Ltd.	3,712	9,960
Northland Power, Inc.	667	19,532
RWE AG	1,850	67,999
Uniper SE	263	993
Vistra Corp.	1,119	23,499

		194,672

Company	Shares	U.S. $ Value

Multi-Utilities – 0.4%
Algonquin Power & Utilities Corp.(b)	1,946	$21,258
Ameren Corp.	744	59,929
Canadian Utilities Ltd. - Class A	369	9,598
CenterPoint Energy, Inc.	1,813	51,090
CMS Energy Corp.	836	48,689
Consolidated Edison, Inc.	1,021	87,561
Dominion Energy, Inc.	2,336	161,441
DTE Energy Co.	558	64,198
E.ON SE	6,467	49,684
Engie SA	5,261	60,554
National Grid PLC	10,504	108,129
NiSource, Inc.	1,169	29,447
Public Service Enterprise Group, Inc.	1,438	80,859
Sempra Energy	906	135,846
United Utilities Group PLC	1,964	19,393
Veolia Environnement SA	1,917	36,638
WEC Energy Group, Inc.	909	81,292

		1,105,606

Water Utilities – 0.1%
American Water Works Co., Inc.	524	68,204
Essential Utilities, Inc.	717	29,669
Severn Trent PLC	721	18,848

		116,721

		4,116,921

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Alexandria Real Estate Equities, Inc.	447	62,665
American Homes 4 Rent - Class A	901	29,562
American Tower Corp.	1,315	282,330
AvalonBay Communities, Inc.	403	74,229
Boston Properties, Inc.	429	32,162
British Land Co. PLC (The)	2,536	9,823
Camden Property Trust	292	34,879
Canadian Apartment Properties REIT	245	7,467
CapitaLand Integrated Commercial Trust	14,593	19,411
CapLand Ascendas REIT	9,639	17,980
Covivio	137	6,600
Crown Castle, Inc.	1,248	180,398
Daiwa House REIT Investment Corp.	7	14,619
Dexus	3,098	15,411
Digital Realty Trust, Inc.	820	81,328
Duke Realty Corp.	1,108	53,406
Equinix, Inc.	263	149,605
Equity LifeStyle Properties, Inc.	509	31,985
Equity Residential	1,029	69,169
Essex Property Trust, Inc.	189	45,781
Extra Space Storage, Inc.	387	66,839
Gaming and Leisure Properties, Inc.	736	32,561
Gecina SA	133	10,416
GLP J-REIT	13	14,418
Goodman Group	4,843	48,947
GPT Group (The)	5,518	13,581
Healthcare Realty Trust, Inc.	1,096	22,852
Healthpeak Properties, Inc.	1,554	35,618
Host Hotels & Resorts, Inc.	2,059	32,697
Invitation Homes, Inc.	1,758	59,368

Company	Shares	U.S. $ Value

Iron Mountain, Inc.	837	$36,803
Japan Metropolitan Fund Invest	21	15,767
Japan Real Estate Investment Corp.	4	16,502
Kimco Realty Corp.	1,780	32,770
Klepierre SA(a)	619	10,761
Land Securities Group PLC	2,029	11,724
Link REIT	5,173	36,110
Mapletree Logistics Trust(b)	9,093	9,825
Mapletree Pan Asia Commercial Trust	6,196	7,377
Medical Properties Trust, Inc.	1,728	20,494
Mid-America Apartment Communities, Inc.	333	51,638
Mirvac Group	11,358	14,149
Nippon Building Fund, Inc.	5	22,002
Nippon Prologis REIT, Inc.(a)	6	13,154
Nomura Real Estate Master Fund, Inc.	13	14,368
Prologis, Inc.	2,133	216,713
Public Storage	455	133,228
Realty Income Corp.	1,733	100,861
Regency Centers Corp.	447	24,071
RioCan Real Estate Investment Trust	436	5,877
SBA Communications Corp.	311	88,526
Scentre Group	14,951	24,428
Segro PLC	3,480	29,037
Simon Property Group, Inc.	947	84,993
Stockland(b)	6,876	14,390
Sun Communities, Inc.	351	47,501
UDR, Inc.	917	38,248
Ventas, Inc.	1,151	46,236
VICI Properties, Inc.	2,774	82,804
Vicinity Centres	11,146	12,428
Vornado Realty Trust	469	10,862
Warehouses De Pauw CVA	428	10,512
Welltower, Inc.	1,308	84,130
Weyerhaeuser Co.	2,144	61,233
WP Carey, Inc.	556	38,809

		3,024,438

Real Estate Management & Development – 0.3%
Aroundtown SA	2,877	6,300
Azrieli Group Ltd.	122	8,326
Capitaland Investment Ltd./Singapore	6,504	15,648
CBRE Group, Inc. - Class A(a)	942	63,595
City Developments Ltd.	1,050	5,534
CK Asset Holdings Ltd.	5,031	30,203
Daito Trust Construction Co., Ltd.	183	17,118
Daiwa House Industry Co., Ltd.	1,644	33,427
ESR Group Ltd.(c)	5,748	14,458
Fastighets AB Balder - Class B(a)	1,817	7,253
FirstService Corp.	115	13,689
Hang Lung Properties Ltd.	5,030	8,260
Henderson Land Development Co., Ltd.	3,938	11,027
Hongkong Land Holdings Ltd.	2,395	10,524
Hulic Co., Ltd.	1,101	8,112
LEG Immobilien SE	210	12,535
Lendlease Corp., Ltd.(b)	1,984	11,343
Mitsubishi Estate Co., Ltd.	3,335	43,943
Mitsui Fudosan Co., Ltd.	2,569	48,939
New World Development Co., Ltd.	3,625	10,295

Company	Shares	U.S. $ Value

Nomura Real Estate Holdings, Inc.	331	$7,475
Sagax AB - Class B	548	9,022
Sino Land Co., Ltd.	9,242	12,156
Sumitomo Realty & Development Co., Ltd.(b)	856	19,467
Sun Hung Kai Properties Ltd.	3,616	39,907
Swire Pacific Ltd. - Class A	435	3,252
Swire Properties Ltd.	2,422	5,210
Swiss Prime Site AG (REG)	221	17,604
Unibail-Rodamco-Westfield(a)	340	14,074
UOL Group Ltd.	370	1,702
Vonovia SE	2,063	44,523
Wharf Real Estate Investment Co., Ltd.	3,876	17,572
Zillow Group, Inc. - Class C(a)	466	13,332

		585,825

		3,610,263

Total Common Stocks (cost $102,293,114)		131,583,582

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 37.2%
United States – 37.2%
U.S. Treasury Bonds
2.00%, 02/15/2050	$172	118,402
2.25%, 08/15/2046	3,477	2,505,541
2.25%, 08/15/2049	287	210,048
2.25%, 02/15/2052	2,503	1,817,876
2.375%, 11/15/2049	584	439,448
2.375%, 05/15/2051	2,283	1,707,538
2.50%, 02/15/2045	288	219,250
2.50%, 05/15/2046	42	32,082
2.75%, 08/15/2047	143	114,640
2.875%, 05/15/2043	370	304,903
2.875%, 08/15/2045	2,897	2,365,455
2.875%, 11/15/2046	187	152,487
2.875%, 05/15/2049	313	261,312
3.00%, 05/15/2045	265	221,275
3.00%, 02/15/2047	238	198,925
3.00%, 05/15/2047	409	342,917
3.00%, 02/15/2048	350	295,128
3.00%, 08/15/2048	792	670,816
3.00%, 02/15/2049	257	219,198
3.125%, 11/15/2041	282	244,816
3.125%, 02/15/2043	367	315,047
3.50%, 02/15/2039	12	11,605
3.625%, 08/15/2043	1,869	1,741,979
3.75%, 08/15/2041	128	122,812
3.75%, 11/15/2043	98	92,595
3.875%, 08/15/2040	161	157,541
4.25%, 05/15/2039	134	139,340
4.375%, 11/15/2039	502	529,664
4.375%, 05/15/2040	60	63,180
4.375%, 05/15/2041	132	137,873
4.50%, 08/15/2039	179	191,791
4.75%, 02/15/2037	465	515,431

	Principal Amount (000)	U.S. $ Value
4.75%, 02/15/2041	$161	$176,999
5.25%, 11/15/2028	378	401,094
5.375%, 02/15/2031	359	396,192
5.50%, 08/15/2028	762	817,054
6.00%, 02/15/2026	1,336	1,405,407
6.125%, 11/15/2027	404	440,176
6.25%, 05/15/2030	374	430,503
6.875%, 08/15/2025	471	502,244
7.625%, 02/15/2025	158	169,661
U.S. Treasury Notes
0.25%, 06/30/2025	1,733	1,555,547
0.25%, 08/31/2025	3,468	3,088,873
0.25%, 09/30/2025	1,168	1,037,705
0.375%, 04/30/2025	1,430	1,294,591
0.375%, 12/31/2025	1,352	1,195,587
0.375%, 01/31/2026	2,433	2,143,585
0.50%, 03/31/2025	99	90,033
0.50%, 02/28/2026	1,120	988,224
0.625%, 05/15/2030	934	735,502
0.625%, 08/15/2030	997	781,011
0.75%, 04/30/2026	908	804,343
0.75%, 05/31/2026	1,952	1,724,028
0.75%, 08/31/2026	1,015	890,416
0.875%, 09/30/2026	1,513	1,331,825
1.125%, 10/31/2026	1,163	1,031,799
1.25%, 12/31/2026	919	816,406
1.375%, 11/15/2031	861	699,293
1.50%, 10/31/2024	884	835,554
1.50%, 11/30/2024	839	791,261
1.50%, 08/15/2026	1,541	1,394,364
1.50%, 02/15/2030	523	443,727
1.625%, 02/15/2026	2,203	2,024,006
1.625%, 08/15/2029	937	808,335
1.625%, 05/15/2031	3,081	2,586,114
1.75%, 07/31/2024	346	330,222
1.75%, 11/15/2029	984	854,937
1.875%, 02/28/2027	917	835,616
1.875%, 02/15/2032	1,787	1,513,645
2.00%, 05/31/2024	1,579	1,521,021
2.00%, 02/15/2025	3,630	3,444,625
2.00%, 08/15/2025	811	761,645
2.00%, 11/15/2026	4,808	4,417,534
2.125%, 05/15/2025	3,023	2,864,198
2.25%, 11/15/2024	247	237,349
2.25%, 11/15/2025	909	856,447
2.25%, 02/15/2027	865	799,712
2.25%, 08/15/2027	2,781	2,557,835
2.25%, 11/15/2027	2,096	1,918,495
2.375%, 08/15/2024	464	448,509
2.375%, 05/15/2027	4,367	4,049,803
2.375%, 05/15/2029	1,327	1,200,818
2.50%, 05/15/2024	1,541	1,496,451
2.625%, 02/15/2029	451	415,348
2.75%, 02/15/2028	129	120,576
2.875%, 05/15/2028	400	376,407
2.875%, 05/15/2032	2,242	2,072,376
3.125%, 11/15/2028	912	866,590

Total Governments - Treasuries (cost $94,919,384)		84,252,533

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED – PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: Jul 2023; Contracts: 550; Exercise Price: EUR 2,800.00; Counterparty: UBS AG (a)	EUR	1,540,000	$76,577
Euro STOXX 50 Index Expiration: Jul 2023; Contracts: 410; Exercise Price: EUR 2,800.00; Counterparty: UBS AG (a)	EUR	1,148,000	57,085
FTSE 100 Index Expiration: Aug 2023; Contracts: 120; Exercise Price: GBP 6,000.00; Counterparty: UBS AG (a)	GBP	720,000	31,824
FTSE 100 Index Expiration: Aug 2023; Contracts: 90; Exercise Price: GBP 6,000.00; Counterparty: UBS AG (a)	GBP	540,000	23,868
Nikkei 225 Index Expiration: Sep 2023; Contracts: 7,000; Exercise Price: JPY 22,000.00; Counterparty: UBS AG (a)	JPY	154,000,000	51,316
Nikkei 225 Index Expiration: Sep 2023; Contracts: 5,000; Exercise Price: JPY 22,000.00; Counterparty: UBS AG (a)	JPY	110,000,000	36,654
S&P 500 Index Expiration: Jul 2023; Contracts: 4,300; Exercise Price: USD 3,250.00; Counterparty: UBS AG (a)	USD	13,975,000	805,434
S&P 500 Index Expiration: Jul 2023; Contracts: 2,900; Exercise Price: USD 3,250.00; Counterparty: UBS AG (a)	USD	9,425,000	543,200

Total Options Purchased - Puts (premiums paid $943,591)			1,625,958

	Shares

RIGHTS – 0.0%
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Securitas AB, expiring 10/11/2022(a) (b) (cost $2,014)		3,576	1,492

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(f) (g) (h) (cost $9,186,311)		9,186,311	9,186,311

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $207,344,414)			226,649,876

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(f) (g) (h) (cost $1,416,324)	1,416,324	$1,416,324

Total Investments – 100.6% (cost $208,760,738)(i)		228,066,200
Other assets less liabilities – (0.6)%		(1,267,040)

Net Assets – 100.0%		$226,799,160

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	16	December 2022	$1,198,617	$(22,045)
10 Yr Mini Japan Government Bond Futures	6	December 2022	615,878	(1,262)
Hang Seng Index Futures	8	October 2022	876,982	(29,729)
Nikkei 225 (OSE) Futures	3	December 2022	537,691	(22,909)
OMXS 30 Index Futures	63	October 2022	1,038,869	(64,498)
U.S. T-Note 2 Yr (CBT) Futures	19	December 2022	3,902,422	(63,172)
U.S. T-Note 10 Yr (CBT) Futures	38	December 2022	4,258,375	(220,630)
U.S. Ultra Bond (CBT) Futures	12	December 2022	1,644,000	(166,955)
Sold Contracts
Euro STOXX 50 Index Futures	25	December 2022	812,216	(3,877)
FTSE 100 Index Futures	14	December 2022	1,080,854	58,687
MSCI Singapore IX ETS Futures	25	October 2022	488,512	2,504
S&P 500 E-Mini Futures	30	December 2022	5,402,250	351,169
S&P/TSX 60 Index Futures	15	December 2022	2,423,716	111,629
SPI 200 Futures	25	December 2022	2,584,986	119,218
TOPIX Index Futures	4	December 2022	507,428	187

				$48,317

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,744	NZD	2,903	11/18/2022	$(119,147)
Bank of America, NA	USD	943	NOK	9,735	12/01/2022	(47,566)
Bank of America, NA	CHF	3,686	USD	3,782	12/07/2022	24,024
BNP Paribas SA	AUD	6,367	USD	4,393	10/20/2022	319,204
BNP Paribas SA	CAD	772	USD	592	10/27/2022	33,347
BNP Paribas SA	USD	697	CAD	958	10/27/2022	(3,771)
BNP Paribas SA	USD	1,823	NZD	2,946	11/18/2022	(174,229)
Citibank, NA	USD	3,049	CAD	4,016	10/27/2022	(141,456)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	GBP	2,423	USD	2,797	11/17/2022	$89,721
Citibank, NA	SEK	14,461	USD	1,317	12/01/2022	9,638
Credit Suisse International	USD	495	CAD	648	10/27/2022	(26,295)
Deutsche Bank AG	CAD	2,770	USD	2,167	10/27/2022	161,647
HSBC Bank USA	USD	3,199	CAD	4,110	10/27/2022	(223,554)
HSBC Bank USA	USD	1,866	JPY	268,328	12/02/2022	(606)
JPMorgan Chase Bank, NA	USD	1,469	AUD	2,175	10/20/2022	(77,362)
JPMorgan Chase Bank, NA	CAD	1,952	USD	1,517	10/27/2022	104,270
JPMorgan Chase Bank, NA	USD	2,554	JPY	366,137	12/02/2022	(9,461)
JPMorgan Chase Bank, NA	EUR	10,481	USD	10,251	12/08/2022	(68,879)
Morgan Stanley Capital Services, Inc.	USD	5,579	AUD	8,031	10/20/2022	(440,911)
Morgan Stanley Capital Services, Inc.	CAD	2,875	USD	2,226	10/27/2022	145,071
Morgan Stanley Capital Services, Inc.	USD	4,113	CAD	5,375	10/27/2022	(221,825)
Morgan Stanley Capital Services, Inc.	GBP	3,452	USD	4,030	11/17/2022	172,940
Morgan Stanley Capital Services, Inc.	USD	1,255	GBP	1,096	11/17/2022	(29,936)
Morgan Stanley Capital Services, Inc.	USD	676	NZD	1,199	11/18/2022	(4,387)
State Street Bank & Trust Co.	CAD	165	USD	130	10/27/2022	10,008
State Street Bank & Trust Co.	USD	431	CAD	563	10/27/2022	(23,040)
State Street Bank & Trust Co.	USD	488	GBP	456	11/17/2022	21,784
State Street Bank & Trust Co.	USD	743	JPY	105,997	12/02/2022	(6,275)
State Street Bank & Trust Co.	CHF	417	USD	427	12/07/2022	1,023
State Street Bank & Trust Co.	USD	403	CHF	397	12/07/2022	1,435
UBS AG	GBP	1,228	USD	1,454	11/17/2022	81,603

						$(442,985)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	205	12/16/2022	$2,943
Swiss Market Index Futures	0.00%	Maturity	CHF	308	12/16/2022	(23,117)

						$(20,174)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $541,299 or 0.2% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,886,263 and gross unrealized depreciation of investments was $(24,995,643), resulting in net unrealized appreciation of $18,890,620.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$25,093,300	$2,754,770	$—	$27,848,070
Health Care	13,806,781	4,639,262	—	18,446,043
Financials	11,628,620	6,089,270	27,309	17,745,199
Consumer Discretionary	10,923,064	3,958,420	—	14,881,484
Industrials	7,852,859	5,171,268	—	13,024,127
Consumer Staples	6,362,918	3,937,496	—	10,300,414
Communication Services	7,632,256	1,631,495	—	9,263,751
Energy	5,115,322	1,710,900	—	6,826,222
Materials	2,880,990	2,640,098	—	5,521,088
Utilities	2,953,225	1,163,696	—	4,116,921
Real Estate	2,681,608	928,655	—	3,610,263
Governments - Treasuries	—	84,252,533	—	84,252,533
Options Purchased - Puts	—	1,625,958	—	1,625,958
Rights	1,492	—	—	1,492
Short-Term Investments	9,186,311	—	—	9,186,311
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,416,324	—	—	1,416,324

Total Investments in Securities	107,535,070	120,503,821	27,309	228,066,200
Other Financial Instruments(a):
Assets:
Futures	643,394	—	—	643,394
Forward Currency Exchange Contracts	—	1,175,715	—	1,175,715
Total Return Swaps	—	2,943	—	2,943
Liabilities:
Futures	(595,077)	—	—	(595,077)
Forward Currency Exchange Contracts	—	(1,618,700)	—	(1,618,700)
Total Return Swaps	—	(23,117)	—	(23,117)

Total	$107,583,387	$120,040,662	$27,309	$227,651,358

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,966	$39,536	$38,316	$9,186	$54
Government Money Market Portfolio*	1,312	13,722	13,618	1,416	8
Total	$9,278	$53,258	$51,934	$10,602	$62

*	Investments of cash collateral for securities lending transactions.